Statements of Condition Popular, Inc. (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Held To Maturity Securities Intercompany	$ 185,000	$ 185,000